American Funds Portfolio Series
American Funds® Global Growth Portfolio
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 80%	Shares	Value (000)
New Perspective Fund, Class R-6	18,974,978	$995,428
The Growth Fund of America, Class R-6	13,105,897	749,526
SMALLCAP World Fund, Inc., Class R-6[1]	12,130,917	743,019
The New Economy Fund, Class R-6[1]	15,953,548	742,159
EuroPacific Growth Fund, Class R-6	14,604,093	739,551
		3,969,683
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	18,897,140	984,919
Total investment securities 100% (cost: $4,708,723,000)		4,954,602
Other assets less liabilities 0%		(1,359)
Net assets 100%		$4,953,243
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
New Perspective Fund, Class R-6	$1,307,438	$88,518	$31,678	$(8,178)	$(360,672)	$995,428	$7,804	$80,714
The Growth Fund of America, Class R-6	1,006,177	80,555	16,066	(195)	(320,945)	749,526	3,609	73,070
SMALLCAP World Fund, Inc., Class R-6[1]	957,102	157,328	—	—	(371,411)	743,019	—	78,160
The New Economy Fund, Class R-6[1]	974,307	101,895	362	(180)	(333,501)	742,159	—	66,840
EuroPacific Growth Fund, Class R-6	951,568	93,306	17,975	(7,749)	(279,599)	739,551	15,278	37,463
						3,969,683
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	1,286,709	83,390	105,020	(15,226)	(264,934)	984,919	18,927	64,248
Total 100%				$(31,528)	$(1,931,062)	$4,954,602	$45,618	$400,495
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 1 of 12

American Funds® Growth Portfolio
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	58,310,235	$3,334,762
AMCAP Fund, Class R-6[1]	79,617,524	2,654,448
SMALLCAP World Fund, Inc., Class R-6[1]	32,355,945	1,981,802
New Perspective Fund, Class R-6	25,182,718	1,321,085
The New Economy Fund, Class R-6[1]	28,194,079	1,311,589
		10,603,686
Growth-and-income funds 20%
Fundamental Investors, Class R-6	41,723,102	2,636,066
Total investment securities 100% (cost: $12,597,565,000)		13,239,752
Other assets less liabilities 0%		(3,780)
Net assets 100%		$13,235,972
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$4,089,627	$582,567	$3,865	$243	$(1,333,810)	$3,334,762	$14,733	$298,336
AMCAP Fund, Class R-6[1]	3,238,860	406,695	525	(230)	(990,352)	2,654,448	—	245,862
SMALLCAP World Fund, Inc., Class R-6[1]	2,398,656	530,305	—	—	(947,159)	1,981,802	—	197,266
New Perspective Fund, Class R-6	1,624,092	154,066	—	—	(457,073)	1,321,085	9,709	100,422
The New Economy Fund, Class R-6[1]	1,610,079	263,063	—	—	(561,553)	1,311,589	—	111,422
						10,603,686
Growth-and-income funds 20%
Fundamental Investors, Class R-6	3,203,947	347,595	213,000	(34,016)	(668,460)	2,636,066	39,371	265,387
Total 100%				$(34,003)	$(4,958,407)	$13,239,752	$63,813	$1,218,695
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 2 of 12

American Funds® Growth and Income Portfolio
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 15%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	18,209,562	$1,115,336
The Growth Fund of America, Class R-6	17,279,583	988,219
		2,103,555
Growth-and-income funds 50%
The Investment Company of America, Class R-6	64,278,517	2,790,973
Capital World Growth and Income Fund, Class R-6	53,444,765	2,785,541
Washington Mutual Investors Fund, Class R-6	26,012,036	1,385,922
		6,962,436
Equity-income funds 10%
Capital Income Builder, Class R-6	21,445,426	1,377,440
Balanced funds 10%
American Balanced Fund, Class R-6	46,136,096	1,378,085
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	73,340,092	687,196
American Funds Strategic Bond Fund, Class R-6	65,150,388	686,685
The Bond Fund of America, Class R-6	56,513,072	686,069
		2,059,950
Total investment securities 100% (cost: $12,961,326,000)		13,881,466
Other assets less liabilities 0%		(3,756)
Net assets 100%		$13,877,710
American Funds Portfolio Series — Page 3 of 12

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15%
SMALLCAP World Fund, Inc., Class R-6[1]	$1,226,016	$384,604	$—	$—	$(495,284)	$1,115,336	$—	$100,606
The Growth Fund of America, Class R-6	1,132,490	225,149	551	67	(368,936)	988,219	4,074	82,505
						2,103,555
Growth-and-income funds 50%
The Investment Company of America, Class R-6	3,086,460	289,004	956	1	(583,536)	2,790,973	34,910	184,564
Capital World Growth and Income Fund, Class R-6	3,057,962	420,340	—	—	(692,761)	2,785,541	48,247	153,467
Washington Mutual Investors Fund, Class R-6	1,554,076	89,841	105,100	(2,993)	(149,902)	1,385,922	20,523	69,318
						6,962,436
Equity-income funds 10%
Capital Income Builder, Class R-6	1,516,797	70,901	99,237	(8,965)	(102,056)	1,377,440	44,970	—
Balanced funds 10%
American Balanced Fund, Class R-6	2,285,298	106,321	730,477	(29,702)	(253,355)	1,378,085	26,060	71,222
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	—	672,522	—	—	14,674	687,196	1,254	—
American Funds Strategic Bond Fund, Class R-6	749,012	33,036	38,527	(3,899)	(52,937)	686,685	14,798	—
The Bond Fund of America, Class R-6	753,995	44,261	34,251	(4,291)	(73,645)	686,069	14,197	3,873
						2,059,950
Total 100%				$(49,782)	$(2,757,738)	$13,881,466	$209,033	$665,555
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 4 of 12

American Funds® Moderate Growth and Income Portfolio
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	11,207,533	$587,947
SMALLCAP World Fund, Inc., Class R-6[1]	9,512,798	582,659
		1,170,606
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	35,933,828	1,914,554
Capital World Growth and Income Fund, Class R-6	22,975,193	1,197,467
		3,112,021
Equity-income funds 10%
The Income Fund of America, Class R-6	53,531,017	1,276,179
Balanced funds 40%
American Balanced Fund, Class R-6	105,497,701	3,151,216
American Funds Global Balanced Fund, Class R-6	55,133,962	1,828,794
		4,980,010
Fixed income funds 15%
The Bond Fund of America, Class R-6	104,313,056	1,266,361
American Funds Strategic Bond Fund, Class R-6	60,395,180	636,565
		1,902,926
Total investment securities 100% (cost: $11,450,637,000)		12,441,742
Other assets less liabilities 0%		(3,263)
Net assets 100%		$12,438,479
American Funds Portfolio Series — Page 5 of 12

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
New Perspective Fund, Class R-6	$693,729	$94,336	$—	$—	$(200,118)	$587,947	$4,141	$42,827
SMALLCAP World Fund, Inc., Class R-6[1]	679,520	177,313	—	—	(274,174)	582,659	—	55,787
						1,170,606
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	2,066,932	119,019	71,462	(1,213)	(198,722)	1,914,554	27,215	91,805
Capital World Growth and Income Fund, Class R-6	1,356,105	149,151	—	—	(307,789)	1,197,467	21,420	67,973
						3,112,021
Equity-income funds 10%
The Income Fund of America, Class R-6	1,340,883	90,161	30,335	(2,722)	(121,808)	1,276,179	33,333	50,568
Balanced funds 40%
American Balanced Fund, Class R-6	3,364,506	176,470	7,551	(950)	(381,259)	3,151,216	38,526	104,941
American Funds Global Balanced Fund, Class R-6	2,012,616	181,505	—	—	(365,327)	1,828,794	33,579	83,935
						4,980,010
Fixed income funds 15%
The Bond Fund of America, Class R-6	1,341,550	99,883	36,756	(3,675)	(134,641)	1,266,361	25,417	6,887
American Funds Strategic Bond Fund, Class R-6	660,934	24,523	—	—	(48,892)	636,565	13,011	—
						1,902,926
Total 100%				$(8,560)	$(2,032,730)	$12,441,742	$196,642	$504,723
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 6 of 12

American Funds® Conservative Growth and Income Portfolio
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth-and-income funds 20%	Shares	Value (000)
Washington Mutual Investors Fund, Class R-6	13,719,619	$730,981
American Mutual Fund, Class R-6	14,538,495	729,833
		1,460,814
Equity-income funds 38%
The Income Fund of America, Class R-6	57,424,272	1,368,995
Capital Income Builder, Class R-6	21,267,633	1,366,020
		2,735,015
Fixed income funds 42%
The Bond Fund of America, Class R-6	95,721,809	1,162,063
American Funds Multi-Sector Income Fund, Class R-6	123,921,365	1,161,143
American High-Income Trust, Class R-6	77,214,848	731,224
		3,054,430
Total investment securities 100% (cost: $7,058,365,000)		7,250,259
Other assets less liabilities 0%		(2,004)
Net assets 100%		$7,248,255
American Funds Portfolio Series — Page 7 of 12

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 20%
Washington Mutual Investors Fund, Class R-6	$748,748	$79,872	$24,438	$610	$(73,811)	$730,981	$10,062	$33,914
American Mutual Fund, Class R-6	744,968	43,718	21,606	207	(37,454)	729,833	11,242	22,528
						1,460,814
Equity-income funds 38%
The Income Fund of America, Class R-6	1,460,328	99,529	61,032	256	(130,086)	1,368,995	34,989	52,703
Capital Income Builder, Class R-6	1,460,717	82,552	76,554	(53)	(100,642)	1,366,020	41,672	—
						2,735,015
Fixed income funds 42%
The Bond Fund of America, Class R-6	1,092,541	232,250	38,285	(2,525)	(121,918)	1,162,063	22,845	6,090
American Funds Multi-Sector Income Fund, Class R-6	1,092,716	230,958	2,644	(467)	(159,420)	1,161,143	34,714	8,093
American High-Income Trust, Class R-6	726,070	85,436	3,017	(222)	(77,043)	731,224	28,249	—
						3,054,430
Total 100%				$(2,194)	$(700,374)	$7,250,259	$183,773	$123,328
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 8 of 12

American Funds® Tax-Aware Conservative Growth and Income Portfolio
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	17,163,219	$894,547
American Mutual Fund, Class R-6	13,593,515	682,394
Washington Mutual Investors Fund, Class R-6	12,789,297	681,414
		2,258,355
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	75,102,447	1,149,067
The Tax-Exempt Bond Fund of America, Class R-6	55,612,315	692,930
Limited Term Tax-Exempt Bond Fund of America, Class R-6	30,068,900	459,754
		2,301,751
Total investment securities 100% (cost: $4,385,828,000)		4,560,106
Other assets less liabilities 0%		(936)
Net assets 100%		$4,559,170
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	$920,860	$194,063	$520	$(22)	$(219,834)	$894,547	$15,465	$47,803
American Mutual Fund, Class R-6	692,116	47,175	21,586	(337)	(34,974)	682,394	10,615	21,361
Washington Mutual Investors Fund, Class R-6	697,059	63,847	9,435	(163)	(69,894)	681,414	9,487	31,894
						2,258,355
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	1,129,880	165,054	28,479	(2,684)	(114,704)	1,149,067	28,748	8,842
The Tax-Exempt Bond Fund of America, Class R-6	673,014	85,084	5,790	(502)	(58,876)	692,930	12,196	3,647
Limited Term Tax-Exempt Bond Fund of America, Class R-6	444,935	50,709	12,778	(871)	(22,241)	459,754	4,283	2,320
						2,301,751
Total 100%				$(4,579)	$(520,523)	$4,560,106	$80,794	$115,867
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 9 of 12

American Funds® Preservation Portfolio
Investment portfolio
July 31, 2022
unaudited
Fund investments Fixed income funds 100%	Shares	Value (000)
Short-Term Bond Fund of America, Class R-6	143,715,632	$1,386,856
Intermediate Bond Fund of America, Class R-6	95,809,350	1,250,312
American Funds Inflation Linked Bond Fund, Class R-6	13,238,147	139,662
		2,776,830
Total investment securities 100% (cost: $2,871,330,000)		2,776,830
Other assets less liabilities 0%		(579)
Net assets 100%		$2,776,251
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Short-Term Bond Fund of America, Class R-6	$1,199,435	$374,859	$148,301	$(4,747)	$(34,390)	$1,386,856	$10,943	$—
Intermediate Bond Fund of America, Class R-6	1,649,197	129,331	437,316	(31,368)	(59,532)	1,250,312	24,013	—
American Funds Inflation Linked Bond Fund, Class R-6	149,803	26,249	27,264	(268)	(8,858)	139,662	5,176	—
Total 100%				$(36,383)	$(102,780)	$2,776,830	$40,132	$—
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 10 of 12

American Funds® Tax-Exempt Preservation Portfolio
Investment portfolio
July 31, 2022
unaudited
Fund investments Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	24,835,527	$379,735
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	25,442,896	253,157
		632,892
Total investment securities 100% (cost: $654,968,000)		632,892
Other assets less liabilities 0%		(101)
Net assets 100%		$632,791
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$547,256	$36,378	$178,433	$(7,822)	$(17,644)	$379,735	$4,473	$2,677
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	234,538	77,673	52,119	(1,316)	(5,619)	253,157	1,312	536
Total 100%				$(9,138)	$(23,263)	$632,892	$5,785	$3,213
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 11 of 12

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2022, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-900-0922O-S89757	American Funds Portfolio Series — Page 12 of 12